Concentrations and Credit Risk (Details Narrative) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Concentrations And Credit Risk Details Narrative
Uninsured cash in banks	$ 2,154	$ 1,165